CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Revenue	$ 1,978,578	$ 1,901,764
Costs and expenses:
Direct costs (excluding depreciation and amortization)	1,395,546	1,378,467
Selling, general and administrative expense	200,006	195,261
Depreciation and amortization	145,126	141,405
Transaction and integration-related expenses	11,382	12,085
Restructuring	9,729	4,207
Total costs and expenses	1,761,789	1,731,425
Income from operations	216,789	170,339
Interest income	1,072	127
Interest expense	(86,551)	(44,425)
Income before provision for income taxes	131,310	126,041
Provision for income taxes	(14,273)	(13,286)
Income before share of earnings from equity method investments	117,037	112,755
Share of losses in equity method investments	(383)	(785)
Net income attributable to the Group	$ 116,654	$ 111,970
Net income per Ordinary Share attributable to the Group (note 13):
Basic (in USD per share)	$ 1.43	$ 1.37
Diluted (in USD per share)	$ 1.41	$ 1.36
Weighted average number of Ordinary Shares outstanding (note 13):
Basic (in shares)	81,784,389	81,463,303
Diluted (in shares)	82,605,659	82,613,098